SUBSEQUENT EVENTS (Details) - Subsequent Event ¥ in Thousands, $ in Thousands		1 Months Ended
	Mar. 09, 2023 CNY (¥)	Jan. 31, 2023 CNY (¥)	Mar. 09, 2023 USD ($)	Jan. 31, 2023 USD ($)
Shanghai Qianlai Industrial Co., LTD
SUBSEQUENT EVENTS
Granted maximum loan credit		¥ 100,000		$ 14,499
Interest rate		8.00%
Principal amount		¥ 58,500		8,482
Shanghai Xinhe
SUBSEQUENT EVENTS
Transfer of partnership shares, amount	¥ 6,000		$ 870
Percentage of transfer of partnership shares	27.27%
Percentage of transfer of partnership shares hold	72.72%
MHM
SUBSEQUENT EVENTS
Granted maximum loan credit		35,000		5,075
Working capital loan		¥ 9,980		1,447
Interest rate		5.50%
Principal amount		¥ 9,980		$ 1,447
Minimum | Shanghai Qianlai Industrial Co., LTD
SUBSEQUENT EVENTS
Period of credit		Mar. 27, 2023
Minimum | MHM
SUBSEQUENT EVENTS
Period of loan		Jan. 16, 2023
Maximum | Shanghai Qianlai Industrial Co., LTD
SUBSEQUENT EVENTS
Period of credit		Jun. 30, 2024
Maximum | MHM
SUBSEQUENT EVENTS
Period of loan		Jan. 16, 2024